Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ 402	€ 18	€ (23)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	1	(8)	0
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	0	4
Net gains/losses reclassified to profit or loss	0	0	99
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	(42)	48	0
Realized net gains/losses arising during the period (reclassified to profit or loss)	71	86	0
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	1	1	4
Net gains/losses reclassified to profit or loss	1	0	42
Other equity movement:
Unrealized net gains/losses arising during the period	162	91	2
Net gains/losses reclassified to profit or loss	0	2	(5)
Income taxes (charged) credited to other comprehensive income	596	238	123
Other income taxes (charged) credited to equity	€ (11)	€ 1	€ 73